Share-based payments charge - Narrative (Details)				12 Months Ended		24 Months Ended
	May 26, 2017 shares	May 18, 2017 shares	May 02, 2017 shares	Dec. 31, 2018 GBP (£) shares year hour	Dec. 31, 2017 GBP (£) shares year	Dec. 31, 2018 shares year vesting_method
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment charge | £				£ 2,900,000	£ 2,920,000
Number of share options granted (in shares)	330,824	5,539,080	47,653,100	2,090,847
Weighted average remaining contractual life of outstanding share options | year				8.0	8.6	8.0
Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting methods | vesting_method						2
Exercise period						10 years
Number of share options granted (in shares)				2,090,847	4,656,828
EMI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period				10 years
Hours worked per week (at least) | hour				25
Percent of working time (at least)				75.00%
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)				273,390	1,052,236
Number of other equity instruments exercisable in share-based payment arrangement (in shares)				0	0	0
Granted, Weighted average exercise price in £ for Outstanding (pounds per share) | £				£ 1.46	£ 1.32
Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				1 year	1 year	3 years
Bottom of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				1 year	1 year
Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years	4 years	4 years
Top of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years	4 years
Method one, tranche one | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						1 year
Vesting portion				0.3333
Method one, tranche one | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.3333
Method one, tranche two | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						2 years
Vesting portion				0.3333
Method one, tranche two | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.3333
Method one, tranche three | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						3 years
Vesting portion				0.3333
Method one, tranche three | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.3333
Method two, tranche one | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.25
Method two, tranche one | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.25
Method two, tranche two | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.25
Method two, tranche two | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.25
Method two, tranche three | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.25
Method two, tranche three | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.25
Method two, tranche four | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period						4 years
Vesting portion				0.25
Method two, tranche four | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting portion				0.25
Advisor Options | Bottom of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period				1 year
Advisor Options | Top of range | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise period				2 years
Incentive Award Plan 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of equity instruments | £				£ 2,320,000	£ 5,330,000
Incentive Award Plan 2017 | Unapproved Scheme
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)				2,090,847	1,052,236
Incentive Award Plan 2017 | EMI
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)					4,656,828
Incentive Award Plan 2017 | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted (in shares)				273,390
Incentive Award Plan 2017 | Bottom of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Incentive Award Plan 2017 | Top of range | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years
Incentive Award Plan 2017 | Method one, tranche one | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				1 year
Incentive Award Plan 2017 | Method one, tranche two | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				2 years
Incentive Award Plan 2017 | Method one, tranche three | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Incentive Award Plan 2017 | Method two, tranche two | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				2 years
Incentive Award Plan 2017 | Method two, tranche three | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				3 years
Incentive Award Plan 2017 | Method two, tranche four | Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period				4 years